Segments (Details)	6 Months Ended
Jun. 30, 2025 segment
Segments [Abstract]
Operating segment	1
Description of segment reporting	Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, who is the Chief Executive Officer, in deciding how to allocate resources and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer